Income Taxes - Summary of the Components of Income Tax for Period (Income) / Charge (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax
Current year		€ (58)	€ (19)	€ (4)
Adjustments to prior years		16	20	9
Total current tax		(42)	1	5
Deferred tax
(Origination) / reversal of temporary differences		12	31	247
Changes in tax rates / bases		(3)		(1)
Changes in deferred tax assets	[1]	9		(9)
Reconciliation between standard and effective tax
Result before tax		1,045	660	(391)
Non-recognition of deferred tax assets		(61)	13	(61)
Adjustments to prior years		20	(29)	27
Non-tax-deductible expenses		(9)	(12)	(12)
Total deferred tax		(22)	15	204
Income tax benefit / (charge)		(65)	16	209
Aegon Ltd. [member]
Current tax
Current year		10	19
Total current tax		10	19
Reconciliation between standard and effective tax
Result before tax		(217)	(137)	€ (133)
Tax on result at Dutch corporate result tax rate		56	35
Non-recognition of deferred tax assets		(53)	(11)
Adjustments to prior years		11	1
Non-tax-deductible expenses		(4)	(7)
Income tax benefit / (charge)		€ 10	€ 19

[1]	Changes due to recognition / write off of previously not recognized / recognized tax losses, tax credits, and deductible temporary differences.